COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Financial instruments with off-balance sheet risk
A summary of financial instruments with off-balance sheet risk at December 31 follows:

	2013	2012
	(In thousands)
Financial instruments whose risk is represented by contract amounts
Commitments to extend credit	$180,829	$144,890
Standby letters of credit	4,262	4,568

Analysis of vehicle service contract counterparty receivable
An analysis of our vehicle service contract counterparty receivable, net follows:

	2013	2012	2011
	(In thousands)
Balance at beginning of year, net of reserve	$18,449	$29,298	$37,270
Transfers in from payment plan receivables	792	1,469	8,874
Reserves established and charge-offs recorded to expense	(4,837)	(1,629)	(11,048)
Transferred to (from) contingency reserves	63	(108)	(1,015)
Cash received	(6,751)	(7,413)	(1,613)
Collateral received (other real estate and repossessed assets) in partial satisfaction of debt	-	(3,168)	(3,170)
Balance at end of year, net of reserve	$7,716	$18,449	$29,298

Reserve at end of year	$1,300	$2,000	$32,450

Analysis of vehicle service contract counterparty reserve
An analysis of our vehicle service contract counterparty reserve follows:

	2013	2012	2011
	(In thousands)
Balance at beginning of year	$2,012	$32,570	$25,735
Additions charged to expense	4,837	1,629	11,048
Charge-offs	(5,474)	(32,187)	(4,213)
Balance at end of year	$1,375	$2,012	$32,570

Reserves recorded in VSC counterparty receivables, net	$1,300	$2,000	$32,450
Reserves recorded in other liabilities	75	12	120
Total at end of year	$1,375	$2,012	$32,570